Summary of significant accounting policies (Tables)	3 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets are amortized on a straight-line basis over their estimated useful lives, as set forth in the table below:

Estimated Useful Life
Customer relationships	16 - 23 years
Order backlog	3 years
Trade names	3 years
Patient database	7 years
Technology assets	5 years
The carrying amount of Intangible Assets for the periods ended March 31, 2024 and December 31, 2023 is as follows:

	March 31, 2024	December 31, 2023
	(in thousands)
Cost
Customer relationships	$4,089,517	$4,090,393
Order backlog	540,921	541,302
Trade names & brands	204,629	204,653
Patient database	170,345	170,366
Technology assets	151,000	141,257
Total cost	5,156,412	5,147,971
Accumulated amortization	(1,407,473)	(1,292,106)
Net book value	$3,748,939	$3,855,865